UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (106.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (9.5%)

Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 7/20/41 to 9/20/42			$3,410,687	$3,735,077
5.00%, TBA, 8/1/47			2,000,000	2,145,781
4.70%, 6/20/65			25,798	28,166
4.665%, 5/20/65			272,547	297,001
4.651%, 6/20/65			150,317	163,943
4.591%, 6/20/65			40,866	44,454
4.586%, 5/20/65			49,300	53,643
4.529%, 8/20/65			75,556	81,946
4.509%, 6/20/65			40,201	43,637
4.50%, 5/20/65			1,069,193	1,157,556
4.50%, with due dates from 5/20/45 to 4/20/46			3,760,634	4,107,653
4.473%, 5/20/65			78,419	84,883
4.403%, 6/20/65			24,382	26,366
4.00%, with due dates from 9/20/40 to 3/20/46			13,575,632	14,598,508
4.00%, TBA, 9/1/47			3,000,000	3,155,156
4.00%, TBA, 8/1/47			3,000,000	3,159,141
3.50%, with due dates from 9/15/42 to 2/20/47			16,640,368	17,404,643
3.50%, TBA, 8/1/47			56,000,000	58,187,500
3.00%, with due dates from 3/20/43 to 10/20/46			2,665,315	2,703,402
3.00%, TBA, 8/1/47			40,000,000	40,578,124

				151,756,580
U.S. Government Agency Mortgage Obligations (97.2%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.00%, 3/1/41			638,683	700,954
4.50%, with due dates from 7/1/44 to 3/1/45			1,820,483	1,996,862
4.00%, with due dates from 12/1/44 to 9/1/45			12,638,147	13,494,452
3.50%, with due dates from 4/1/42 to 5/1/47			25,442,140	26,321,401
3.50%, TBA, 9/1/47			2,000,000	2,056,896
3.50%, TBA, 8/1/47			2,000,000	2,060,547
3.00%, TBA, 8/1/47			2,000,000	2,003,359
2.50%, 4/1/43			816,904	794,364

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41			4,735,906	5,390,002
6.00%, TBA, 9/1/47			2,000,000	2,250,179
6.00%, TBA, 8/1/47			2,000,000	2,251,741
5.50%, with due dates from 1/1/33 to 2/1/35			776,688	863,287
5.00%, with due dates from 3/1/40 to 1/1/44			2,431,577	2,665,741
4.50%, with due dates from 2/1/41 to 10/1/46			12,252,988	13,269,399
4.50%, TBA, 9/1/47			50,000,000	53,626,955
4.50%, TBA, 8/1/47			50,000,000	53,679,690
4.00%, with due dates from 5/1/43 to 7/1/56			21,511,722	22,878,549
4.00%, TBA, 9/1/47			22,000,000	23,128,360
4.00%, TBA, 8/1/47			22,000,000	23,163,593
3.50%, with due dates from 5/1/42 to 6/1/56			38,211,083	39,543,722
3.50%, 6/1/31			925,576	971,349
3.50%, TBA, 9/1/47			382,000,000	392,654,209
3.50%, TBA, 8/1/47			502,000,000	516,824,662
3.00%, with due dates from 9/1/42 to 3/1/47			21,273,654	21,425,242
3.00%, TBA, 9/1/47			71,000,000	71,011,090
3.00%, TBA, 8/1/47			107,000,000	107,175,544
2.50%, TBA, 9/1/47			76,000,000	73,375,629
2.50%, TBA, 8/1/47			76,000,000	73,464,686

				1,549,042,464

Total U.S. government and agency mortgage obligations (cost $1,697,035,950)				$1,700,799,044

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2.00%, 9/30/20(SEGSF)(SEGCCS)			$429,000	$434,899

Total U.S. treasury obligations (cost $428,874)				$434,899

MORTGAGE-BACKED SECURITIES (48.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (17.8%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 20.862%, 4/15/37			$781,695	$1,207,897
IFB Ser. 2976, Class LC, 19.926%, 5/15/35			102,651	151,000
IFB Ser. 3249, Class PS, 18.231%, 12/15/36			235,367	330,670
IFB Ser. 3065, Class DC, 16.183%, 3/15/35			607,056	882,309
IFB Ser. 2990, Class LB, 13.813%, 6/15/34			439,547	528,854
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, 5.382%, 1/25/25			8,233,285	8,888,636
IFB Ser. 3852, Class NT, 4.774%, 5/15/41			1,608,627	1,635,400
Ser. 4132, Class IP, IO, 4.50%, 11/15/42			6,216,989	990,870
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			2,491,343	483,819
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			2,806,976	395,872
Ser. 3707, Class PI, IO, 4.50%, 7/15/25			1,279,171	91,072
Ser. 4546, Class TI, IO, 4.00%, 12/15/45			17,874,610	2,882,281
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			14,258,496	2,638,392
Ser. 4121, Class MI, IO, 4.00%, 10/15/42			17,082,704	3,288,420
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			6,641,875	1,289,274
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.832%, 12/25/27			2,804,390	2,878,931
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			11,631,356	1,937,202
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, 3.432%, 10/25/28			1,100,000	1,121,805
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 3.432%, 3/25/25			897,330	907,879
Ser. 4182, Class GI, IO, 3.00%, 1/15/43			18,968,992	1,525,494
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			7,019,751	818,854
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			16,487,333	1,726,059
Ser. 4176, Class DI, IO, 3.00%, 12/15/42			19,637,372	2,086,864
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			10,870,889	1,132,203
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			6,144,260	582,476
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			17,836,238	1,630,669
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			7,841,246	780,024
Ser. 4004, IO, 3.00%, 3/15/26			10,138,173	570,100
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M1, 2.482%, 10/25/28			957,726	959,704
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 2.432%, 11/25/28			1,461,336	1,466,049
Ser. 315, PO, zero %, 9/15/43			15,508,169	12,507,786
Ser. 3835, Class FO, PO, zero %, 4/15/41			5,539,312	4,791,926
Ser. 3369, Class BO, PO, zero %, 9/15/37			12,610	10,554
Ser. 3391, PO, zero %, 4/15/37			120,575	102,684
Ser. 3300, PO, zero %, 2/15/37			165,910	143,785
Ser. 3206, Class EO, PO, zero %, 8/15/36			9,100	8,026
Ser. 3175, Class MO, PO, zero %, 6/15/36			31,615	26,641
Ser. 3210, PO, zero %, 5/15/36			25,316	23,179
Ser. 3326, Class WF, zero %, 10/15/35			12,144	9,123
FRB Ser. 3117, Class AF, zero %, 2/15/36			14,240	10,882

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.507%, 7/25/36			400,576	733,163
IFB Ser. 06-8, Class HP, 20.049%, 3/25/36			386,983	601,352
IFB Ser. 05-122, Class SE, 18.787%, 11/25/35			643,102	872,949
IFB Ser. 05-75, Class GS, 16.553%, 8/25/35			191,975	250,815
IFB Ser. 05-106, Class JC, 16.303%, 12/25/35			473,085	694,435
IFB Ser. 05-83, Class QP, 14.19%, 11/25/34			79,772	97,966
IFB Ser. 11-4, Class CS, 10.436%, 5/25/40			757,872	874,978
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, 6.132%, 11/25/24			4,603,683	5,289,669
Ser. 421, Class C6, IO, 4.00%, 5/25/45			9,547,504	1,969,994
Ser. 15-3, Class BI, IO, 4.00%, 3/25/44			9,809,344	1,183,007
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42			14,543,359	2,664,343
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			14,036,806	2,430,748
Ser. 12-62, Class EI, IO, 4.00%, 4/25/41			9,488,685	1,270,916
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41			8,614,465	1,191,651
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			17,030,400	2,356,207
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43			5,903,817	817,272
Ser. 14-10, IO, 3.50%, 8/25/42			8,403,459	1,253,489
Ser. 12-128, Class QI, IO, 3.50%, 6/25/42			11,614,083	1,277,939
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40			14,117,509	1,614,085
Ser. 14-20, Class IA, IO, 3.50%, 7/25/39			12,488,835	1,069,044
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M1, 3.232%, 10/25/28			3,281,713	3,347,796
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			5,576,482	608,394
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			7,939,924	859,894
Ser. 12-144, Class KI, IO, 3.00%, 11/25/42			11,181,848	1,113,712
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			5,618,008	450,564
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			9,242,566	786,357
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42			16,166,846	1,275,564
Ser. 13-67, Class IP, IO, 3.00%, 2/25/42			12,458,206	995,411
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			4,629,287	311,875
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			5,976,447	396,836
Ser. 14-59, Class AI, IO, 3.00%, 10/25/40			12,797,688	1,320,721
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			16,892,361	1,751,738
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M1, 2.432%, 7/25/24			23,101	23,149
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 2.432%, 7/25/24			257,540	257,856
FRB Ser. 01-50, Class B1, IO, 0.408%, 10/25/41			426,897	5,069
FRB Ser. 05-W4, Class 1A, IO, 0.06%, 8/25/45			124,666	78
FRB Ser. 02-W6, Class 1A, IO, 0.007%, 6/25/42			625,022	143
Ser. 03-34, Class P1, PO, zero %, 4/25/43			154,382	128,089
Ser. 07-64, Class LO, PO, zero %, 7/25/37			34,114	31,593
Ser. 07-14, Class KO, PO, zero %, 3/25/37			144,099	120,475
Ser. 06-125, Class OX, PO, zero %, 1/25/37			13,984	11,770
Ser. 06-84, Class OT, PO, zero %, 9/25/36			13,591	11,476
Ser. 06-46, Class OC, PO, zero %, 6/25/36			10,566	8,804

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39			14,479,523	2,772,105
Ser. 14-76, IO, 5.00%, 5/20/44			7,427,901	1,581,191
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			3,479,518	740,852
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40			225,723	17,184
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			1,214,776	84,474
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			2,347,839	498,094
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			20,642,526	4,394,959
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			9,713,025	2,057,996
IFB Ser. 13-129, Class SN, IO, 4.922%, 9/20/43			2,732,661	432,744
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			6,101,762	998,431
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42			13,518,589	2,301,057
Ser. 12-129, IO, 4.50%, 11/16/42			7,187,973	1,654,384
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			3,570,536	721,495
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			3,697,190	737,919
Ser. 11-116, Class IA, IO, 4.50%, 10/20/39			2,742,041	254,708
Ser. 13-34, Class PI, IO, 4.50%, 8/20/39			21,786,300	2,401,504
Ser. 14-71, Class BI, IO, 4.50%, 5/20/29			11,097,543	1,300,965
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45			21,333,471	3,659,970
Ser. 15-94, IO, 4.00%, 7/20/45			826,956	188,165
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45			4,971,372	867,848
Ser. 15-60, Class IP, IO, 4.00%, 4/20/45			19,265,994	3,568,255
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			19,430,140	4,198,406
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44			6,735,901	1,218,727
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43			10,350,112	1,492,486
Ser. 15-52, Class IE, IO, 4.00%, 1/16/43			13,324,649	2,141,360
Ser. 13-4, Class IC, IO, 4.00%, 9/20/42			15,566,449	3,487,308
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			7,428,016	1,324,898
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41			16,695,935	2,624,601
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			5,511,684	527,947
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39			9,864,613	1,059,979
Ser. 14-162, Class DI, IO, 4.00%, 11/20/38			12,939,463	975,683
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36			12,588,850	1,256,236
Ser. 13-53, Class IA, IO, 4.00%, 12/20/26			10,078,389	1,069,514
Ser. 3597, Class MA 3.500%, 04/20/46(i)			432,490	450,685
Ser. 15-69, Class XI, IO, 3.50%, 5/20/45			17,808,477	2,452,797
Ser. 15-77, Class DI, IO, 3.50%, 5/20/45			10,662,583	1,567,720
Ser. 16-136, Class YI, IO, 3.50%, 3/20/45			17,301,352	2,378,936
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45			11,044,900	1,966,246
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45			8,127,683	1,648,879
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45			12,025,437	1,870,785
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43			4,960,572	688,478
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			4,070,526	633,781
Ser. 12-145, IO, 3.50%, 12/20/42			7,076,460	1,232,944
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			4,983,725	776,165
Ser. 12-136, IO, 3.50%, 11/20/42			17,160,658	3,497,755
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42			23,349,441	4,988,779
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			6,912,306	931,433
Ser. 14-141, Class GI, IO, 3.50%, 6/20/41			10,775,149	1,121,832
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41			10,864,923	1,274,455
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			6,112,782	693,190
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			9,175,287	1,187,366
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			17,821,401	2,446,219
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			3,642,440	342,961
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39			36,395,422	3,701,742
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38			18,317,521	1,763,979
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37			12,012,415	1,430,450
Ser. 14-145, Class PI, IO, 3.50%, 10/20/29			9,679,305	1,190,264
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29			17,691,804	1,934,810
Ser. 13-8, Class BI, IO, 3.00%, 11/20/42			14,182,886	2,008,766
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41			8,997,523	1,007,633
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			8,542,944	723,511
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37			18,889,740	1,967,064
Ser. 14-46, Class KI, IO, 3.00%, 6/20/36			5,258,420	421,531
Ser. 14-30, Class KI, IO, 3.00%, 2/16/29			7,692,169	693,911
Ser. 14-5, Class LI, IO, 3.00%, 1/16/29			7,869,107	703,640
Ser. 13-164, Class CI, IO, 3.00%, 11/16/28			14,806,744	1,394,943
Ser. 16-H23, Class NI, IO, 2.429%, 10/20/66			44,647,486	5,683,625
Ser. 16-H24, Class JI, IO, 2.325%, 11/20/66			16,672,393	2,177,831
FRB Ser. 15-H16, Class XI, IO, 2.287%, 7/20/65			25,703,840	2,727,177
Ser. 17-H08, Class NI, IO, 2.203%, 3/20/67			16,223,240	1,938,677
Ser. 15-H25, Class CI, IO, 2.115%, 10/20/65			26,676,893	2,697,034
Ser. 16-H11, Class HI, IO, 2.081%, 1/20/66			37,890,998	4,073,282
Ser. 15-H26, Class DI, IO, 2.067%, 10/20/65			22,116,945	2,260,352
Ser. 15-H15, Class JI, IO, 1.949%, 6/20/65			19,834,252	1,993,342
Ser. 16-H02, Class HI, IO, 1.938%, 1/20/66			52,452,761	4,636,824
Ser. 16-H04, Class KI, IO, 1.928%, 2/20/66			34,108,891	2,856,620
Ser. 15-H04, Class AI, IO, 1.928%, 12/20/64			34,320,923	3,024,531
Ser. 15-H12, Class AI, IO, 1.855%, 5/20/65			30,181,111	2,765,525
Ser. 15-H20, Class AI, IO, 1.833%, 8/20/65			28,077,727	2,571,920
Ser. 15-H10, Class CI, IO, 1.812%, 4/20/65			30,316,132	2,869,968
Ser. 15-H12, Class GI, IO, 1.792%, 5/20/65			38,645,751	3,431,743
Ser. 17-H10, Class MI, IO, 1.734%, 4/20/67			20,598,609	2,014,544
Ser. 15-H12, Class EI, IO, 1.696%, 4/20/65			30,430,885	2,516,634
Ser. 15-H09, Class BI, IO, 1.692%, 3/20/65			34,975,078	3,028,842
Ser. 15-H01, Class CI, IO, 1.642%, 12/20/64			28,538,940	1,860,739
Ser. 15-H17, Class CI, IO, 1.621%, 6/20/65			30,065,185	1,924,172
Ser. 15-H25, Class AI, IO, 1.617%, 9/20/65			25,983,188	2,047,475
Ser. 15-H14, Class BI, IO, 1.59%, 5/20/65			2,479,961	148,798
Ser. 15-H28, Class DI, IO, 1.553%, 8/20/65			29,857,655	2,248,281
Ser. 17-H14, Class EI, IO, 1.55%, 6/20/67			25,545,827	2,267,192
Ser. 14-H11, Class GI, IO, 1.487%, 6/20/64			54,644,308	4,262,256
Ser. 14-H07, Class BI, IO, 1.461%, 5/20/64			43,065,861	3,579,850
Ser. 10-H19, Class GI, IO, 1.41%, 8/20/60			34,586,123	2,241,181
IFB Ser. 11-70, Class YI, IO, 0.15%, 12/20/40			14,446,185	71,949
Ser. 10-151, Class KO, PO, zero %, 6/16/37			285,691	243,528
Ser. 06-36, Class OD, PO, zero %, 7/16/36			20,945	17,653

				283,661,691
Commercial mortgage-backed securities (21.3%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695%, 7/10/46			665,025	670,007
FRB Ser. 07-1, Class XW, IO, 0.221%, 1/15/49			2,286,945	9,866

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.254%, 2/10/51			7,336,019	1,746

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.426%, 11/10/41			1,352,981	12,196
FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			465,370	210
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42			22,190,898	—

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.535%, 1/12/45			5,791,000	5,675,180
FRB Ser. 04-PR3I, Class X1, IO, 0.19%, 2/11/41			200,712	401

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.302%, 3/11/39			6,813,708	5,309,787
FRB Ser. 06-PW14, Class X1, IO, 0.368%, 12/11/38			1,537,194	23,135

Capmark Mortgage Securities, Inc. FRB Ser. 97-C1, Class X, IO, 1.423%, 7/15/29			690,992	14,701

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.551%, 12/11/49			1,326,321	133

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.753%, 12/15/47			1,108,000	1,109,740
FRB Ser. 11-C2, Class E, 5.753%, 12/15/47			3,258,000	3,305,205

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class C, 6.048%, 3/15/49			2,410,000	2,416,025
FRB Ser. 13-GC17, Class XA, IO, 1.433%, 11/10/46			66,711,802	2,975,413
FRB Ser. 14-GC19, Class XA, IO, 1.215%, 3/10/47			84,507,766	4,675,815

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC21, Class D, 4.835%, 5/10/47			2,744,000	2,410,330
FRB Ser. 13-GC11, Class E, 4.455%, 4/10/46			7,414,000	5,518,982
FRB Ser. 06-C5, Class XC, IO, 0.428%, 10/15/49			14,709,770	2,942

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.891%, 5/15/46			3,672,647	3,702,788

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47			889,000	905,180
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47			1,619,000	1,597,500
Ser. 13-CR11, Class AM, 4.715%, 8/10/50			949,000	1,036,109
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47			1,688,000	1,699,385
FRB Ser. 12-CR1, Class XA, IO, 1.882%, 5/15/45			21,093,704	1,553,009
FRB Ser. 14-LC15, Class XA, IO, 1.34%, 4/10/47			89,546,455	4,849,030
FRB Ser. 13-LC13, Class XA, IO, 1.328%, 8/10/46			80,209,765	3,394,477
FRB Ser. 14-CR18, Class XA, IO, 1.235%, 7/15/47			57,417,684	3,029,931
FRB Ser. 14-CR17, Class XA, IO, 1.143%, 5/10/47			52,828,007	2,646,683
FRB Ser. 14-UBS6, Class XA, IO, 1.03%, 12/10/47			56,520,114	2,837,310
FRB Ser. 14-LC17, Class XA, IO, 0.965%, 10/10/47			27,574,134	1,091,936

COMM Mortgage Trust 144A
Ser. 12-LC4, Class E, 4.25%, 12/10/44			1,918,000	1,487,217
Ser. 13-LC13, Class E, 3.719%, 8/10/46			2,278,000	1,540,839
Ser. 14-CR18, Class E, 3.60%, 7/15/47			6,808,000	4,234,576
FRB Ser. 12-LC4, Class XA, IO, 2.212%, 12/10/44			44,672,027	3,269,992
FRB Ser. 06-C8, Class XS, IO, 0.623%, 12/10/46			6,870,136	69

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 6.31%, 2/15/41			9,861,000	7,149,225
FRB Ser. 07-C2, Class AX, IO, 0.041%, 1/15/49			8,777,162	35

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			256,215	258,855
FRB Ser. 03-C3, Class AX, IO, 2.044%, 5/15/38			956,765	2

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.799%, 4/15/50			5,324,000	4,678,790

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.346%, 8/10/44			5,299,500	5,518,369

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.073%, 7/10/45			3,431,153	34

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.258%, 12/10/49			38,238,390	85,715

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.601%, 5/10/43			2,988,653	8,064

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.582%, 2/10/46			72,431,334	4,686,307

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			1,766,000	1,708,075
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			3,347,000	2,639,779

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.945%, 1/10/47			3,103,000	3,239,718
FRB Ser. 13-GC12, Class XA, IO, 1.547%, 6/10/46			38,120,603	2,355,853
FRB Ser. 14-GC18, Class XA, IO, 1.125%, 1/10/47			43,779,108	2,210,714
FRB Ser. 14-GC22, Class XA, IO, 1.033%, 6/10/47			73,456,569	3,683,406
FRB Ser. 14-GC24, Class XA, IO, 0.846%, 9/10/47			47,518,562	2,040,875

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45			7,889,376	7,660,584
Ser. 11-GC3, Class E, 5.00%, 3/10/44			1,692,000	1,582,020
FRB Ser. 14-GC18, Class D, 4.945%, 1/10/47			1,074,000	917,120
FRB Ser. 13-GC12, Class D, 4.446%, 6/10/46			8,814,000	7,854,155
FRB Ser. 06-GG6, Class XC, IO, zero %, 4/10/38			482,569	5

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46			1,111,000	1,127,732
FRB Ser. 14-C25, Class XA, IO, 0.988%, 11/15/47			33,802,879	1,659,721

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46			4,051,000	3,359,089
FRB Ser. C14, Class D, 4.569%, 8/15/46			5,919,000	5,235,593
FRB Ser. 14-C25, Class D, 3.947%, 11/15/47			4,634,000	3,676,616
Ser. 14-C25, Class E, 3.332%, 11/15/47			4,818,000	2,959,216

JPMorgan Chase Commercial Mortgage Securities Corp. FRB Ser. 12-LC9, Class XA, IO, 1.687%, 12/15/47			51,217,261	3,214,907

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.384%, 12/15/47			621,000	635,345

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.21%, 2/12/51			665,872	670,866
FRB Ser. 06-LDP7, Class B, 5.944%, 4/17/45			3,516,000	527,400
Ser. 06-LDP8, Class D, 5.618%, 5/15/45			6,280,000	6,259,904
Ser. 06-LDP8, Class B, 5.52%, 5/15/45			881,193	897,433
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			15,449	15,495
FRB Ser. 13-LC11, Class XA, IO, 1.419%, 4/15/46			57,704,767	3,255,126
FRB Ser. 13-C10, Class XA, IO, 1.123%, 12/15/47			95,004,039	4,416,263
FRB Ser. 13-C16, Class XA, IO, 1.115%, 12/15/46			57,178,511	2,417,765
FRB Ser. 06-LDP8, Class X, IO, 0.418%, 5/15/45			3,387,909	34
FRB Ser. 07-LDPX, Class X, IO, 0.142%, 1/15/49			9,858,470	101,923

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.31%, 2/12/51			3,890,000	3,909,450
FRB Ser. 07-CB20, Class C, 6.31%, 2/12/51			1,298,000	1,272,040
FRB Ser. 10-C1, Class D, 6.194%, 6/15/43			3,646,000	2,132,910
FRB Ser. 11-C3, Class E, 5.614%, 2/15/46			1,050,000	1,049,790
FRB Ser. 11-C3, Class F, 5.614%, 2/15/46			4,436,000	4,306,025
FRB Ser. 11-C5, Class D, 5.407%, 8/15/46			2,715,000	2,756,811
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45			3,917,000	3,557,028
FRB Ser. 12-C8, Class D, 4.652%, 10/15/45			2,751,000	2,721,289
FRB Ser. 12-C8, Class E, 4.652%, 10/15/45			3,219,000	3,032,851
Ser. 13-C10, Class E, 3.50%, 12/15/47			2,068,000	1,546,037
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			2,038,000	1,424,766
FRB Ser. 05-CB12, Class X1, IO, 0.38%, 9/12/37			2,423,448	5,641
FRB Ser. 06-LDP6, Class X1, IO, 0.011%, 4/15/43			1,237,013	12

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31			115,439	117,608

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)			3,606,000	308,313
FRB Ser. 06-C6, Class B, 5.472%, 9/15/39 (In default)(NON)			5,115,000	485,925
FRB Ser. 07-C2, Class XW, IO, 0.263%, 2/15/40			594,403	75

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.491%, 9/15/40			6,410,856	67,708
FRB Ser. 05-C7, Class XCL, IO, 0.341%, 11/15/40			4,668,162	27,466
FRB Ser. 07-C2, Class XCL, IO, 0.263%, 2/15/40			13,166,268	1,666
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			1,861,970	101

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.198%, 4/20/48			3,057,000	2,704,406

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.382%, 2/12/51			854,000	864,675

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.537%, 8/12/39			999,945	3,400
FRB Ser. 05-MCP1, Class XC, IO, 0.005%, 6/12/43			1,362,094	4

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			74,078	2,889
FRB Ser. 05-C3, Class X, IO, 6.741%, 5/15/44			66,847	6,016
FRB Ser. 06-C4, Class X, IO, 3.077%, 7/15/45			229,017	8,016

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C7, Class XA, IO, 1.484%, 2/15/46			59,718,237	3,397,968
FRB Ser. 13-C12, Class XA, IO, 0.897%, 10/15/46			118,780,271	3,583,256

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class E, 4.893%, 4/15/47			4,378,000	3,213,452
Ser. 14-C17, Class D, 4.697%, 8/15/47			4,368,000	3,710,429
FRB Ser. 13-C11, Class D, 4.37%, 8/15/46			5,438,000	4,707,133
FRB Ser. 13-C11, Class F, 4.37%, 8/15/46			6,212,000	4,448,413
FRB Ser. 13-C7, Class D, 4.259%, 2/15/46			1,686,000	1,567,350
FRB Ser. 13-C10, Class E, 4.083%, 7/15/46			5,447,000	4,538,440
Ser. 14-C17, Class E, 3.50%, 8/15/47			4,422,000	2,846,884

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842%, 7/12/44			3,642,000	3,635,388
Ser. 07-HQ11, Class D, 5.587%, 2/12/44			3,784,000	310,128
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			2,369,711	2,357,862

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class C, 6.306%, 1/11/43			3,069,000	3,095,087
FRB Ser. 08-T29, Class D, 6.306%, 1/11/43			6,823,000	6,788,885
FRB Ser. 08-T29, Class F, 6.306%, 1/11/43			3,094,000	2,962,505
FRB Ser. 11-C3, Class E, 5.155%, 7/15/49			308,000	309,399

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			1,702,251	123,073

UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class XA, IO, 2.086%, 5/10/45			13,027,421	1,040,507

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 4.898%, 5/10/63			2,565,000	1,697,261
FRB Ser. 12-C4, Class XA, IO, 1.738%, 12/10/45			63,789,833	4,299,352

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.103%, 6/15/45			1,988,458	1,416,776
FRB Ser. 07-C34, IO, 0.327%, 5/15/46			6,875,097	2,750
FRB Ser. 06-C29, IO, 0.323%, 11/15/48			16,900,747	676

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.291%, 10/15/44			4,945,000	4,684,151
FRB Ser. 06-C26, Class XC, IO, 0.056%, 6/15/45			934,796	187
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42			288,139	—

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.382%, 8/15/50			72,561,036	4,122,918

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			1,206,000	972,639
Ser. 14-LC18, Class D, 3.957%, 12/15/47			8,530,590	7,042,146

WF-RBS Commercial Mortgage Trust
Ser. 13-C12, Class AS, 3.56%, 3/15/48			2,875,000	2,965,333
FRB Ser. 14-C22, Class XA, IO, 0.921%, 9/15/57			37,335,074	1,700,986
FRB Ser. 13-C14, Class XA, IO, 0.809%, 6/15/46			83,365,372	2,865,268

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			5,677,438	5,745,567
Ser. 11-C4, Class E, 5.265%, 6/15/44			1,764,768	1,705,119
Ser. 11-C4, Class F, 5.00%, 6/15/44			6,151,000	5,064,118
Ser. 11-C3, Class E, 5.00%, 3/15/44			1,601,000	1,397,033
FRB Ser. 14-C19, Class E, 4.97%, 3/15/47			2,794,000	2,036,826
FRB Ser. 12-C7, Class D, 4.83%, 6/15/45			4,142,000	3,969,527
FRB Ser. 13-UBS1, Class E, 4.625%, 3/15/46			2,810,000	2,091,764
FRB Ser. 12-C10, Class E, 4.456%, 12/15/45			3,645,000	2,718,942
Ser. 14-C19, Class D, 4.234%, 3/15/47			1,236,000	1,059,775
FRB Ser. 13-C11, Class D, 4.207%, 3/15/45			2,967,000	2,682,353
Ser. 14-C20, Class D, 3.986%, 5/15/47			6,328,000	5,015,699
Ser. 13-C12, Class E, 3.50%, 3/15/48			3,607,000	2,665,934
Ser. 13-C14, Class E, 3.25%, 6/15/46			3,222,000	2,185,805
FRB Ser. 12-C9, Class XA, IO, 2.071%, 11/15/45			69,660,828	5,544,305
FRB Ser. 11-C5, Class XA, IO, 1.763%, 11/15/44			34,386,168	2,031,191
FRB Ser. 12-C10, Class XA, IO, 1.633%, 12/15/45			45,671,661	3,009,762
FRB Ser. 13-C12, Class XA, IO, 1.369%, 3/15/48			20,530,658	1,016,060
FRB Ser. 13-C11, Class XA, IO, 1.303%, 3/15/45			27,711,077	1,323,985

				339,699,258
Residential mortgage-backed securities (non-agency) (9.0%)

BCAP, LLC Trust 144A FRB Ser. 15-RR5, Class 2A2, 1.802%, 1/26/46			8,733,000	8,146,142

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, 7.582%, 9/25/28			8,783,870	10,941,139
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 6.382%, 11/25/28			1,599,000	1,881,356
FRB Ser. 16-DNA3, Class M3, 6.232%, 12/25/28			4,290,000	5,003,642
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, 5.882%, 10/25/28			11,460,000	13,073,665
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, 4.832%, 4/25/24			2,690,000	2,999,073

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, 8.182%, 8/25/28			11,800,000	14,344,801
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, 7.232%, 9/25/28			14,518,000	17,140,645
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.132%, 10/25/28			14,657,880	17,297,124
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 6.532%, 10/25/28			16,603,000	19,359,907
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.482%, 4/25/29			800,000	897,499
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 5.232%, 5/25/25			1,706,922	1,821,666
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 3.832%, 5/25/24			2,543,000	2,695,160

FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)			134,710	13

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			4,746,000	3,915,450

NovaStar Mortgage Funding Trust FRB Ser. 04-2, Class M4, 3.032%, 9/25/34			2,900,000	2,863,539

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR1, Class A2B, 2.032%, 1/25/45			1,556,486	1,405,774
FRB Ser. 05-AR11, Class A1C3, 1.742%, 8/25/45			2,827,963	2,768,224
FRB Ser. 05-AR13, Class A1C4, 1.662%, 10/25/45			12,097,380	10,894,035
FRB Ser. 05-AR17, Class A1B2, 1.642%, 12/25/45			4,226,963	4,015,615
FRB Ser. 05-AR2, Class 2A1B, 1.602%, 1/25/45			1,495,806	1,451,530
FRB Ser. 05-AR17, Class A1B3, 1.582%, 12/25/45			1,257,656	1,183,261

				144,099,260

Total mortgage-backed securities (cost $795,465,114)				$767,460,209

CORPORATE BONDS AND NOTES (30.1%)(a)
			Principal amount	Value

Basic materials (1.8%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			$626,000	$701,562

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			1,131,000	1,228,549

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			2,903,000	2,991,594

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			352,000	494,895

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			442,000	510,974

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			3,213,000	3,405,780

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			2,142,000	2,174,443

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			382,000	563,602

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			3,835,000	3,897,856

Southern Copper Corp. sr. unsec. unsub. notes 5.375%, 4/16/20 (Peru)			200,000	216,264

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			4,117,000	4,137,322

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			4,481,000	6,338,195

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			478,000	671,066

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			1,039,000	1,439,318

				28,771,420
Capital goods (0.9%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			1,980,000	2,116,594

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			341,000	355,135

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			1,045,000	1,351,209

Northrop Grumman Systems Corp. company guaranty sr. unsec. unsub. notes 7.875%, 3/1/26			1,016,000	1,352,490

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			6,574,000	6,902,128

United Technologies Corp. sr. unsec. unsub. notes 5.70%, 4/15/40			75,000	94,264

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			1,770,000	1,858,500

				14,030,320
Communication services (3.3%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			880,000	1,078,327

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			5,677,000	5,891,540

AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50			5,195,000	5,168,615

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27			6,170,000	6,344,463

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849%, 4/15/23			1,061,000	1,118,845

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			3,864,000	4,554,899

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			1,360,000	1,461,461

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47			3,036,000	3,147,521

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			2,734,000	3,673,255

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			525,000	701,249

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45%, 3/15/37			994,000	1,332,274

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27			2,985,000	2,966,200

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)			2,401,000	2,402,486

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			709,000	792,741

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			1,003,000	1,097,616

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)			1,450,000	1,466,893

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			1,436,000	1,530,657

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			634,000	854,808

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			319,000	328,742

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			2,306,000	2,337,592

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			753,000	699,524

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27			1,790,000	1,840,462

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			2,615,000	2,693,450

				53,483,620
Conglomerates (0.5%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			7,575,000	7,982,156

				7,982,156
Consumer cyclicals (4.4%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			799,000	1,154,328

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24			652,000	815,636

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			3,517,000	5,186,643

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)			2,605,000	2,624,100

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			3,261,000	3,501,994

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			1,181,000	1,127,986

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45			3,965,000	4,072,935

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25			1,501,000	1,525,762

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			644,000	709,112

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			3,170,000	3,278,211

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			845,000	842,849

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			703,000	722,224

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			1,230,000	1,243,433

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			510,000	598,630

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)			2,120,000	2,106,410

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			915,000	924,150

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			4,395,000	4,581,788

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15%, 2/1/23			506,000	652,530

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			199,000	222,217

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			1,593,000	1,737,735

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			495,000	506,669

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			4,655,000	4,899,388

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			820,000	861,000

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			1,271,000	1,360,392

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			1,985,000	1,961,994

NVR, Inc. sr. unsec. notes 3.95%, 9/15/22			555,000	582,990

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23			480,000	501,521

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			1,931,000	1,942,192

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			1,901,000	1,928,791

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			2,317,000	2,385,576

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			829,000	854,013

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25			708,000	710,130

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			2,565,000	2,771,382

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			4,014,000	4,084,245

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			2,630,000	2,712,188

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			454,000	459,000

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			577,000	550,126

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			683,000	729,354

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41			390,000	421,792

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			1,990,000	2,066,673

				69,918,089
Consumer staples (2.9%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24			520,000	556,046

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			2,293,000	2,575,197

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			651,000	673,342

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.95%, 1/15/42			430,000	482,303

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			4,198,000	6,579,395

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			1,072,000	1,136,329

Constellation Brands, Inc. company guaranty sr. unsec. notes 3.875%, 11/15/19			274,000	284,829

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			675,000	693,342

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			1,900,000	2,084,355

CVS Health Corp. sr. unsec. unsub. notes 5.125%, 7/20/45			3,281,000	3,765,177

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			52,592	59,575

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			1,502,409	1,866,470

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			506,000	635,055

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			1,961,000	1,951,107

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			1,161,000	1,515,315

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			1,882,000	2,148,440

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			720,000	744,997

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			715,000	740,059

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			400,000	404,585

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			1,117,000	1,085,335

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			1,361,000	1,762,258

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			2,929,000	3,674,697

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			2,799,000	2,926,103

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			3,634,000	3,887,595

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			346,000	378,723

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			490,000	557,258

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			2,659,000	2,665,015

				45,832,902
Energy (2.6%)

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			1,565,000	1,581,245

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			1,718,000	1,855,440

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)			2,650,000	2,589,625

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			2,085,000	2,171,006

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			1,880,000	1,938,750

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23			749,000	730,275

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			1,781,000	1,769,869

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			944,000	953,375

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			1,447,000	1,470,774

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			394,000	463,304

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			2,385,000	2,420,496

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			1,545,000	1,479,338

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			981,000	586,148

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,853,000	1,840,770

Pride International, LLC company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40			2,160,000	1,792,800

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28			1,110,000	1,127,461

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			4,279,000	4,582,424

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			836,000	830,226

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			1,425,000	1,649,372

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			4,570,000	4,729,950

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			562,000	581,753

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			383,000	493,113

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			1,993,000	2,100,112

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			476,000	490,366

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			1,181,000	1,237,308

				41,465,300
Financials (8.3%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			177,000	232,222

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			1,425,000	1,488,173

Air Lease Corp. sr. unsec. unsub. notes 3.00%, 9/15/23			750,000	748,364

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			3,485,000	3,728,950

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			1,930,000	2,634,450

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			2,441,000	2,398,595

Assurant, Inc. sr. unsec. notes 6.75%, 2/15/34			418,000	513,444

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)			585,000	654,443

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			1,630,000	1,685,013

Banco del Estado de Chile 144A sr. unsec. notes 2.00%, 11/9/17 (Chile)			1,000,000	999,991

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			899,000	1,126,364

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)			240,000	249,338

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18			1,264,000	1,298,716

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43			1,549,000	1,656,487

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			127,000	133,935

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			260,000	279,288

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)			6,840,000	7,092,930

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			5,245,000	5,871,987

Capital One Bank USA NA unsec. sub. notes 3.375%, 2/15/23			945,000	959,072

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			1,437,000	1,464,642

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			966,000	1,062,405

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			2,319,000	2,505,707

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			2,420,000	2,568,590

Citigroup, Inc. unsec. sub. bonds 4.125%, 7/25/28			4,450,000	4,567,836

CNA Financial Corp. sr. unsec. notes 3.95%, 5/15/24			487,000	507,813

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			1,755,000	1,864,688

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			1,399,000	1,698,778

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			941,000	1,089,302

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)			1,950,000	2,027,138

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			539,000	579,425

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			1,770,000	1,852,896

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			709,000	760,764

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			773,000	804,821

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			469,000	484,243

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			382,000	413,574

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			1,810,000	1,846,834

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			712,000	931,604

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6.625%, 3/30/40			2,661,000	3,595,815

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			2,250,000	2,277,207

Hospitality Properties Trust sr. unsec. unsub. notes 4.65%, 3/15/24(R)			184,000	192,808

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			656,000	677,595

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39			1,500,000	2,121,372

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			3,420,000	5,427,130

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			930,000	1,054,970

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			2,029,000	2,313,500

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			2,374,000	2,371,790

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			1,991,000	2,234,238

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			97,000	121,735

Liberty Property LP sr. unsec. unsub. notes 3.375%, 6/15/23(R)			169,000	171,468

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)			1,655,000	1,907,035

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)			1,609,000	1,681,735

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			1,949,000	3,166,515

Metrpolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25			3,218,000	4,202,541

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			112,000	119,184

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			1,151,000	1,206,494

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			1,875,000	1,800,000

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			757,000	957,635

Pacific LifeCorp 144A sr. unsec. notes 6.00%, 2/10/20			1,181,000	1,281,455

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			481,000	492,106

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			268,000	290,033

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			851,000	1,146,089

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			1,522,000	1,636,467

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			465,000	476,817

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			2,000,000	2,164,582

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)			460,000	481,664

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			2,092,000	2,271,579

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			844,000	856,809

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			844,000	847,260

SL Green Realty Corp company guaranty sr. unsec. unsub. notes 5.00%, 8/15/18(R)			889,000	916,125

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)			1,785,000	1,893,012

Teachers Insurance & Annuity Association of America 144A unsec. sub. bonds 4.90%, 9/15/44			311,000	346,425

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			667,000	911,842

TIAA Asset Management Finance Co., LLC 144A sr. unsec. sub. notes 4.125%, 11/1/24			60,000	63,184

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			3,180,000	3,895,500

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			2,216,000	2,199,712

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			731,000	982,410

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			200,000	219,090

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)			3,881,000	4,093,485

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			2,925,000	3,069,074

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)			154,000	163,433

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38			250,000	342,334

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			562,000	619,892

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			2,242,000	2,343,565

				132,387,533
Health care (1.6%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			793,000	817,266

Anthem, Inc. sr. unsec. unsub. notes 4.625%, 5/15/42			499,000	537,485

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			4,172,000	4,369,144

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			3,584,000	3,634,696

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			454,000	491,455

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			980,000	1,026,550

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			1,725,000	1,831,088

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			2,115,000	2,125,575

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			1,651,000	1,729,041

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			3,048,000	3,005,615

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			2,538,000	2,533,254

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			2,768,000	2,648,688

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41			731,000	810,986

				25,560,843
Technology (1.4%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			1,933,000	2,022,881

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			667,000	724,969

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			924,000	922,182

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			1,468,000	1,506,719

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			3,787,000	4,214,166

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			946,000	1,235,513

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			4,299,000	4,738,358

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			319,000	331,361

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			2,377,000	2,293,439

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			5,149,000	5,016,321

				23,005,909
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41			1,140,000	1,393,264

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			40,873	41,281

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1, Class A, 6.648%, 9/15/17			18,944	19,042

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11			836,000	1,041,929

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			1,732,000	1,719,691

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			134,358	148,148

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			310,240	336,543

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			321,653	332,050

				5,031,948
Utilities and power (2.1%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			382,000	435,958

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			1,421,000	1,606,226

Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35			435,000	523,508

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42			292,000	319,489

Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37			307,000	410,686

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			750,000	977,186

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			379,000	390,334

Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33			360,000	436,432

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			532,000	558,478

Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41			544,000	588,832

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)			634,000	681,575

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			622,000	811,502

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			1,520,000	1,541,534

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			1,706,000	1,801,589

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			990,000	1,066,725

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			487,000	533,047

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			169,000	169,732

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			1,699,000	1,908,356

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			585,000	634,636

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27			590,000	594,682

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47			985,000	1,007,501

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			2,032,000	2,363,509

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			382,000	489,553

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			955,000	979,151

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			1,091,000	1,120,182

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05%, 12/1/19			562,000	572,240

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			270,000	358,287

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22			1,091,000	1,164,452

Pacific Gas & Electric Co. sr. unsec. notes 6.35%, 2/15/38			221,000	295,060

Pacific Gas & Electric Co. sr. unsec. unsub. notes 5.80%, 3/1/37			589,000	749,831

PacifiCorp sr. mtge. bonds 6.25%, 10/15/37			345,000	460,518

PPL WEM Ltd./Western Power Distribution, Ltd. 144A sr. unsec. unsub. notes 5.375%, 5/1/21 (United Kingdom)			2,415,000	2,621,775

Puget Energy, Inc. sr. sub. notes 3.65%, 5/15/25			1,579,000	1,580,757

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			1,053,000	1,106,705

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			2,130,000	2,372,416

				33,232,444

Total corporate bonds and notes (cost $458,185,402)				$480,702,484

PURCHASED SWAP OPTIONS OUTSTANDING (0.9%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$278,285,000	$278

Barclays Bank PLC

1.47/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.47		333,942,000	63,449

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		24,489,050	2,214,545

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		222,628,000	1,476,024

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		111,313,400	971,766

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		111,313,400	706,840

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		111,313,400	681,238

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		445,256,000	636,716

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		71,465,000	627,463

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		111,313,400	604,432

2.235/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.235		166,970,700	514,270

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		71,465,000	347,320

2.02/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.02		166,971,000	78,476

Credit Suisse International

2.2275/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.2275		166,970,700	826,505

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		56,077,950	667,328

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		56,077,950	213,096

Goldman Sachs International

2.20/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.20		445,464,000	1,572,488

(2.33)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.33		166,971,000	554,344

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		55,656,700	491,449

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		67,680,000	398,635

1.796/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.796		333,942,000	360,657

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015		121,747,000	359,154

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		67,680,000	94,752

(2.5975)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5975		333,942,000	63,449

1.296/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.296		667,884,000	20,037

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		278,285,000	278

JPMorgan Chase Bank N.A.

1.585/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		333,940,000	287,188

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		222,628,000	106,861

1.479/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.479		333,942,000	76,807

(1.585)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		333,940,000	63,449

1.9685/3 month USD-LIBOR-BBA/Aug-27	Aug-17/1.9685		81,165,000	18,666

Total purchased swap options outstanding (cost $22,506,342)				$15,097,960

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Sep-17/$99.70		$52,000,000	$343,720

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/100.05		136,000,000	656,064

Total purchased options outstanding (cost $982,500)				$999,784

ASSET-BACKED SECURITIES (0.5%)(a)
			Principal amount	Value

Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 16-5, Class A, 2.394%, 6/10/19			$5,948,000	$5,948,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.132%, 2/25/49			2,552,333	2,552,333

Total asset-backed securities (cost $8,500,333)				$8,500,333

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$770,000	$1,123,384

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			675,000	975,942

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			845,000	1,012,564

Total municipal bonds and notes (cost $2,294,699)				$3,111,890

SHORT-TERM INVESTMENTS (9.1%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	83,215,827	$83,215,827

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94%(P)		Shares	2,757,000	2,757,000

U.S. Treasury Bills 0.892%, 8/10/17(SEG)(SEGSF)(SEGCCS)			$22,058,000	22,052,794

U.S. Treasury Bills 0.927%, 8/3/17(SEG)(SEGSF)(SEGCCS)(SEGTBA)			35,667,000	35,665,145

U.S. Treasury Bills 0.940%, 8/24/17(SEGCCS)			895,000	894,444

U.S. Treasury Bills 0.974%, 8/17/17(SEGSF)			126,000	125,946

U.S. Treasury Bills 0.980%, 9/14/17(SEGSF)			55,000	54,935

Total short-term investments (cost $144,766,524)				$144,766,091

TOTAL INVESTMENTS

Total investments (cost $3,130,165,738)(b)				$3,121,872,694

FUTURES CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond Ultra 30 yr (Long)	1,074	$176,673,000	Sep-17	$1,340,363

Total				$1,340,363

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/17 (premiums $24,009,614) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404	$556,570,000	$557
Barclays Bank PLC

(1.8295)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.8295	333,942,000	63,449
Citibank, N.A.

2.551/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.551	333,942,000	3,339
2.5225/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5225	166,971,000	53,431
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	222,628,000	340,621
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	445,256,000	516,497
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	222,628,000	556,570
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	111,313,400	1,255,615
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	111,313,400	1,602,913
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	111,314,000	2,042,612
Credit Suisse International

2.4475/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.4475	166,970,700	192,016
(2.0385)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.0385	333,942,000	270,493
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816	56,077,950	829,954
Goldman Sachs International

2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419	556,570,000	557
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	222,628,000	93,504
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805	55,656,700	136,915
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62	121,747,000	242,277
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	222,628,000	353,979
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619	1,001,826,000	400,730
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31	55,656,700	416,312
2.46/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.46	500,913,000	460,840
(2.3025)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3025	222,732,000	1,815,266
JPMorgan Chase Bank N.A.

2.5385/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5385	81,165,000	21,103
1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993	111,312,000	45,638
(1.98)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.98	333,942,000	46,752
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	111,314,000	297,208
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783	111,312,000	308,334
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/.00	21,202,000	748,430

Total			$13,115,912

WRITTEN OPTIONS OUTSTANDING at 7/31/17 (premiums $982,500) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/$99.61	$136,000,000	$407,320
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/99.17	136,000,000	239,224
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/99.70	52,000,000	173,316

Total			$819,860

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$55,656,700	$(2,176,177)	$90,720
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	2,672
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(10,018)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	55,656,700	(1,113,134)	(36,177)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	33,394,000	(3,583,176)	(84,153)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	55,656,700	(1,113,134)	(129,680)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	55,656,700	(2,176,177)	(145,264)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	33,394,000	(1,177,139)	(567,030)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	1,035,214
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	33,394,000	3,017,148	384,699
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	55,656,700	2,140,000	304,442
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	55,656,700	2,140,000	(24,489)
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	33,394,000	(465,846)	84,487
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	55,656,700	(1,113,134)	(38,403)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	55,656,700	(1,113,134)	(127,454)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	33,394,000	(465,846)	(291,196)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	82,372
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	55,656,700	(2,176,177)	(137,472)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	55,656,700	2,142,783	290,528
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	55,656,700	2,131,652	(14,471)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	17,165
1.995/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/1.995	121,747,000	(328,717)	730
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	6,678,900	(843,211)	(26,582)
2.60/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.60	121,747,000	328,717	38,716
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	92,167
1.9777/3 month USD-LIBOR-BBA/Sep-27 (Purchased)	Sep-17/1.9777	121,747,000	(167,199)	243
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	33,394,000	(4,662,637)	(800,788)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	33,394,000	3,170,760	1,261,291
(5.00 Floor)/3 month USD-LIBOR-BBA/Mar-21 (Written)	Mar-21/5.00	1,000,000	222,000	88,410
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	33,394,000	3,170,760	64,116
2.5777/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-17/2.5777	121,747,000	167,199	11,081

Total			$(13,469,011)	$1,415,876

TBA SALE COMMITMENTS OUTSTANDING at 7/31/17 (proceeds receivable $801,243,516) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3.50%, 8/1/47	$2,000,000	8/14/17	$2,060,547
Federal Home Loan Mortgage Corporation, 3.00%, 9/1/47	2,000,000	9/13/17	2,000,391
Federal Home Loan Mortgage Corporation, 3.00%, 8/1/47	2,000,000	8/14/17	2,003,359
Federal National Mortgage Association, 6.00%, 8/1/47	2,000,000	8/14/17	2,251,741
Federal National Mortgage Association, 4.50%, 8/1/47	50,000,000	8/14/17	53,679,690
Federal National Mortgage Association, 4.00%, 8/1/47	22,000,000	8/14/17	23,163,593
Federal National Mortgage Association, 3.50%, 9/1/47	3,000,000	9/13/17	3,083,672
Federal National Mortgage Association, 3.50%, 8/1/47	490,000,000	8/14/17	504,470,288
Federal National Mortgage Association, 3.00%, 9/1/47	2,000,000	9/13/17	2,000,312
Federal National Mortgage Association, 3.00%, 8/1/47	107,000,000	8/14/17	107,175,544
Federal National Mortgage Association, 2.50%, 8/1/47	76,000,000	8/14/17	73,464,686
Government National Mortgage Association, 4.00%, 8/1/47	3,000,000	8/21/17	3,159,141
Government National Mortgage Association, 3.50%, 8/1/47	24,000,000	8/21/17	24,937,500

Total			$803,450,464

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$5,000,000		$(31)	5/26/20	3 month USD-LIBOR-BBA plus 12.70%	6 month USD-LIBOR-BBA	$(4,258)
	534,800,600	(E)	1,081,881	9/20/19	1.70%	3 month USD-LIBOR-BBA	388,780
	111,314,000		299,072	7/12/27	3 month USD-LIBOR-BBA	2.291%	850,926
	166,971,000		(1,004,040)	7/18/27	2.124%	3 month USD-LIBOR-BBA	755,661
	333,942,000		997,398	7/18/27	3 month USD-LIBOR-BBA	2.204%	(80,256)
	55,657,000		355,467	7/25/27	3 month USD-LIBOR-BBA	2.132%	(206,349)
	45,193,500		(346,615)	7/25/47	2.488%	3 month USD-LIBOR-BBA	283,605
	229,870,400	(E)	1,186,246	9/20/27	2.20%	3 month USD-LIBOR-BBA	2,559,492
	1,649,700	(E)	3,467	9/20/22	1.90%	3 month USD-LIBOR-BBA	5,935
	35,298,500	(E)	(75,625)	9/20/22	3 month USD-LIBOR-BBA	1.90%	(128,432)
	14,665,000	(E)	154,619	9/20/47	2.45%	3 month USD-LIBOR-BBA	508,735
	102,514,000		(1,359)	6/27/27	2.15%	3 month USD-LIBOR-BBA	752,713
	31,600,000		(419)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(333,425)
	55,657,000		223,366	7/13/27	3 month USD-LIBOR-BBA	2.18%	(67,495)
	50,640,000		(671)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	158,173
	136,590,500		(515)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	(73,335)
	136,590,500		(515)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	(82,128)
	26,689,500		(354)	7/5/27	2.317%	3 month USD-LIBOR-BBA	(203,163)
	13,533,000		(179)	7/7/27	2.317%	3 month USD-LIBOR-BBA	(102,013)
	82,192,500		(1,090)	7/10/27	2.34267%	3 month USD-LIBOR-BBA	(801,421)
	82,192,500		(1,090)	7/10/27	2.34955%	3 month USD-LIBOR-BBA	(853,121)
	82,192,500		(1,090)	7/10/27	2.35263%	3 month USD-LIBOR-BBA	(876,283)
	22,273,200	(E)	(315)	8/7/27	2.3625%	3 month USD-LIBOR-BBA	(233,404)
	41,096,300		(545)	7/10/27	2.3575%	3 month USD-LIBOR-BBA	(456,395)
	23,758,000	(E)	(336)	8/9/27	2.3725%	3 month USD-LIBOR-BBA	(269,253)
	17,618,500		(234)	7/13/27	2.34524%	3 month USD-LIBOR-BBA	(174,263)
	17,618,500		(234)	7/13/27	2.34667%	3 month USD-LIBOR-BBA	(176,566)
	1,984,000		(26)	7/14/27	3 month USD-LIBOR-BBA	2.2785%	7,400
	1,212,000		(16)	7/17/27	3 month USD-LIBOR-BBA	2.2815%	4,691
	7,635,000		(101)	7/19/27	2.264%	3 month USD-LIBOR-BBA	(17,082)
	6,714,000		(89)	7/20/27	2.202%	3 month USD-LIBOR-BBA	23,288
	132,000		(2)	7/25/27	3 month USD-LIBOR-BBA	2.22%	(273)
	127,538,000		(1,691)	7/25/27	2.22113%	3 month USD-LIBOR-BBA	247,010
	63,460,000		(841)	7/25/27	2.20843%	3 month USD-LIBOR-BBA	196,615
	25,046,000	(E)	(355)	8/30/27	2.27%	3 month USD-LIBOR-BBA	(31,312)
	47,518,000	(E)	(630)	8/7/27	3 month USD-LIBOR-BBA	2.27%	95,214
	65,623,360	(E)	(870)	8/9/27	3 month USD-LIBOR-BBA	2.275%	157,938
	25,973,000	(E)	(368)	10/3/27	2.2777%	3 month USD-LIBOR-BBA	(21,302)
	35,713,000	(E)	(507)	11/2/27	2.295%	3 month USD-LIBOR-BBA	(45,756)

	Total		$2,860,763	$1,758,891
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$857,232	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(2,469)
1,463,330	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(4,528)
Barclays Bank PLC
2,713,822	—	1/12/36	(5.50% ) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	192
210,007	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	640
674,638	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,943)
477,828	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	2,084
942,602	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	472
3,975,099	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	17,341
191,924	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	174
363,277	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	915
2,192,332	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,315)
2,345,143	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	7,149
3,166,007	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(8,057)
1,700,391	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,537
510,318	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	3,120
3,396,727	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,953)
340,221	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(696)
4,765,876	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,263
49,558,566	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	108,879
52,270,789	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(317,660)
9,405,000	—	7/3/22	(1.9225%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	2,822
9,405,000	—	7/3/27	2.085%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(13,637)
10,792,000	—	7/5/22	(1.89%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	21,692
10,792,000	—	7/5/27	2.05%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(54,176)
Citibank, N.A.
4,054,440	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,908
960,673	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,111
Credit Suisse International
9,348,900	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	3,671
1,483,119	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,795
979,317	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,005)
2,469,558	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	15,097
5,054,252	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(5,614)
2,980,872	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,497)
3,283,333	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(9,458)
2,680,996	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(6,743)
1,953,664	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(4,914)
2,906,394	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(15,026)
8,802,813	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(44,639)
3,082,724	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,632)
3,119,724	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(16,128)
13,309,200	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	38,339
Goldman Sachs International
2,438,375	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,204
1,881,019	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,701
5,884,341	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,946
2,362,679	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,136
1,060,869	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,283)
3,490,201	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(21,211)
1,311,172	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,968)
2,713,822	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(192)
228,723	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(659)
76,101	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	38
2,340,419	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,172
4,781,206	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(29,056)
177,286	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,077)
472,711	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,873)
812,487	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	735
2,672,264	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,416
4,224,926	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,115
5,373,557	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,479)
4,818,148	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	29,455
5,416,841	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(13,624)
3,059,534	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(15,515)
3,536,701	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	7,239
6,837,655	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(4,610)
JPMorgan Chase Bank N.A.
699,384	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,015)
4,818,356	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	29,456
JPMorgan Securities LLC
10,463,644	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(33,446)
10,051,501	—	1/12/44	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	25,281
10,463,644	—	1/12/44	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	33,446
3,292,742	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	3,653

Total	$—	$(304,904)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$13,534	$198,000	5/11/63	300 bp	$(8,804)
	CMBX NA BBB-.6 Index	BBB-/P	26,395	438,000	5/11/63	300 bp	(23,018)
	CMBX NA BBB-.6 Index	BBB-/P	54,079	876,000	5/11/63	300 bp	(44,748)
	CMBX NA BBB-.6 Index	BBB-/P	51,528	904,000	5/11/63	300 bp	(50,458)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	5,271	168,000	5/11/63	200 bp	581
	CMBX NA A.6 Index	A/P	21,173	651,000	5/11/63	200 bp	3,003
	CMBX NA A.6 Index	A/P	117,496	2,233,000	5/11/63	200 bp	55,171
	CMBX NA A.6 Index	A/P	400,988	8,056,000	5/11/63	200 bp	176,136
	CMBX NA A.6 Index	A/P	403,130	8,183,000	5/11/63	200 bp	174,733
	CMBX NA A.6 Index	A/P	546,813	11,238,000	5/11/63	200 bp	233,148
	CMBX NA A.6 Index	A/P	594,107	12,330,000	5/11/63	200 bp	249,963
	CMBX NA A.7 Index	A/P	11,938	287,000	1/17/47	200 bp	7,429
	CMBX NA A.7 Index	A/P	159,923	4,345,000	1/17/47	200 bp	91,658
	CMBX NA BB.7 Index	—	(237,205)	13,439,000	5/11/63	(500 bp)	2,296,420
	CMBX NA BB.7 Index	—	(1,058,637)	6,436,000	1/17/47	(500 bp)	(56,373)
	CMBX NA BBB-.6 Index	BBB-/P	214,399	1,693,000	5/11/63	300 bp	23,400
	CMBX NA BBB-.6 Index	BBB-/P	271,905	2,342,000	5/11/63	300 bp	7,688
	CMBX NA BBB-.6 Index	BBB-/P	264,277	2,500,000	5/11/63	300 bp	(17,765)
	CMBX NA BBB-.6 Index	BBB-/P	1,801,294	16,847,000	5/11/63	300 bp	(99,328)
	CMBX NA BBB-.7 Index	BBB-/P	143,564	2,186,000	1/17/47	300 bp	(48,840)
	CMBX NA BBB-.7 Index	BBB-/P	1,056,170	14,289,000	1/17/47	300 bp	(201,501)
	Goldman Sachs International
	CMBX NA BB.6 Index	—	(528,785)	5,169,000	5/11/63	(500 bp)	445,715
	CMBX NA BB.7 Index	—	(241,670)	1,597,000	1/17/47	(500 bp)	7,027
	CMBX NA A.6 Index	A/P	5,271	168,000	5/11/63	200 bp	581
	CMBX NA A.6 Index	A/P	65,795	1,256,000	5/11/63	200 bp	30,739
	CMBX NA A.6 Index	A/P	54,507	1,789,000	5/11/63	200 bp	4,574
	CMBX NA A.6 Index	A/P	55,332	1,789,000	5/11/63	200 bp	5,399
	CMBX NA A.6 Index	A/P	109,667	1,964,000	5/11/63	200 bp	54,849
	CMBX NA A.6 Index	A/P	148,581	3,016,000	5/11/63	200 bp	64,401
	CMBX NA A.6 Index	A/P	293,870	5,647,000	5/11/63	200 bp	136,256
	CMBX NA A.6 Index	A/P	285,860	5,647,000	5/11/63	200 bp	128,246
	CMBX NA A.6 Index	A/P	285,860	5,647,000	5/11/63	200 bp	128,246
	CMBX NA A.6 Index	A/P	388,995	7,644,000	5/11/63	200 bp	175,643
	CMBX NA BB.6 Index	—	(44,124)	302,000	5/11/63	(500 bp)	12,811
	CMBX NA BB.7 Index	—	(691,993)	3,408,000	1/17/47	(500 bp)	(161,273)
	CMBX NA BB.7 Index	—	(204,744)	1,211,000	1/17/47	(500 bp)	(16,158)
	CMBX NA BB.7 Index	—	(194,318)	1,186,000	1/17/47	(500 bp)	(9,625)
	CMBX NA BBB-.6 Index	BBB-/P	12,607	146,000	5/11/63	300 bp	(3,864)
	CMBX NA BBB-.6 Index	BBB-/P	43,557	401,000	5/11/63	300 bp	(1,683)
	CMBX NA BBB-.6 Index	BBB-/P	43,389	401,000	5/11/63	300 bp	(1,851)
	CMBX NA BBB-.6 Index	BBB-/P	39,801	503,000	5/11/63	300 bp	(16,945)
	CMBX NA BBB-.6 Index	BBB-/P	34,791	667,000	5/11/63	300 bp	(40,457)
	CMBX NA BBB-.6 Index	BBB-/P	33,283	671,000	5/11/63	300 bp	(42,417)
	CMBX NA BBB-.6 Index	BBB-/P	32,711	671,000	5/11/63	300 bp	(42,989)
	CMBX NA BBB-.6 Index	BBB-/P	77,301	714,000	5/11/63	300 bp	(3,250)
	CMBX NA BBB-.6 Index	BBB-/P	68,535	1,006,000	5/11/63	300 bp	(44,958)
	CMBX NA BBB-.6 Index	BBB-/P	134,237	1,144,000	5/11/63	300 bp	5,174
	CMBX NA BBB-.6 Index	BBB-/P	156,431	1,419,000	5/11/63	300 bp	(3,656)
	CMBX NA BBB-.6 Index	BBB-/P	200,757	1,446,000	5/11/63	300 bp	37,624
	CMBX NA BBB-.6 Index	BBB-/P	79,683	1,647,000	5/11/63	300 bp	(106,126)
	CMBX NA BBB-.7 Index	BBB-/P	93,005	1,144,000	1/17/47	300 bp	(7,686)
	CMBX NA BBB-.7 Index	BBB-/P	93,576	1,266,000	1/17/47	300 bp	(17,853)
	CMBX NA BBB-.7 Index	BBB-/P	126,786	1,819,000	1/17/47	300 bp	(33,317)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	5,502	168,000	5/11/63	200 bp	813
	CMBX NA A.6 Index	A/P	106,467	1,965,000	5/11/63	200 bp	51,622
	CMBX NA A.6 Index	A/P	105,771	1,984,000	5/11/63	200 bp	50,395
	CMBX NA A.6 Index	A/P	88,458	2,688,000	5/11/63	200 bp	13,433
	CMBX NA A.6 Index	A/P	132,031	2,730,000	5/11/63	200 bp	55,833
	CMBX NA A.6 Index	A/P	87,171	3,039,000	5/11/63	200 bp	2,011
	CMBX NA A.6 Index	A/P	218,564	4,026,000	5/11/63	200 bp	106,194
	CMBX NA A.6 Index	A/P	590,493	11,640,000	5/11/63	200 bp	265,608
	CMBX NA A.7 Index	—	(63,877)	3,030,000	1/17/47	(200 bp)	(16,272)
	CMBX NA BB.6 Index	—	(279,973)	1,931,000	5/11/63	(500 bp)	84,074
	CMBX NA BB.6 Index	—	(173,900)	1,308,000	5/11/63	(500 bp)	72,694
	CMBX NA BB.6 Index	—	(146,989)	1,022,000	5/11/63	(500 bp)	45,686
	CMBX NA BB.6 Index	—	(111,356)	792,000	5/11/63	(500 bp)	37,958
	CMBX NA BB.7 Index	—	(914,337)	5,341,000	1/17/47	(500 bp)	(82,594)
	CMBX NA BB.7 Index	—	(265,535)	1,635,000	1/17/47	(500 bp)	(10,920)
	CMBX NA BBB-.6 Index	BBB-/P	48,180	330,000	5/11/63	300 bp	10,951
	CMBX NA BBB-.6 Index	BBB-/P	21,466	348,000	5/11/63	300 bp	(17,794)
	CMBX NA BBB-.6 Index	BBB-/P	34,732	503,000	5/11/63	300 bp	(22,015)
	CMBX NA BBB-.6 Index	BBB-/P	75,904	613,000	5/11/63	300 bp	6,747
	CMBX NA BBB-.6 Index	BBB-/P	75,500	664,000	5/11/63	300 bp	589
	CMBX NA BBB-.6 Index	BBB-/P	78,081	688,000	5/11/63	300 bp	463
	CMBX NA BBB-.6 Index	BBB-/P	44,491	695,000	5/11/63	300 bp	(33,917)
	CMBX NA BBB-.6 Index	BBB-/P	37,031	695,000	5/11/63	300 bp	(41,376)
	CMBX NA BBB-.6 Index	BBB-/P	35,396	695,000	5/11/63	300 bp	(43,012)
	CMBX NA BBB-.6 Index	BBB-/P	78,422	714,000	5/11/63	300 bp	(2,129)
	CMBX NA BBB-.6 Index	BBB-/P	87,751	718,000	5/11/63	300 bp	6,749
	CMBX NA BBB-.6 Index	BBB-/P	87,751	718,000	5/11/63	300 bp	6,749
	CMBX NA BBB-.6 Index	BBB-/P	102,625	821,000	5/11/63	300 bp	10,003
	CMBX NA BBB-.6 Index	BBB-/P	118,604	823,000	5/11/63	300 bp	25,756
	CMBX NA BBB-.6 Index	BBB-/P	132,197	908,000	5/11/63	300 bp	29,760
	CMBX NA BBB-.6 Index	BBB-/P	117,980	1,072,000	5/11/63	300 bp	(2,960)
	CMBX NA BBB-.6 Index	BBB-/P	130,849	1,173,000	5/11/63	300 bp	(1,485)
	CMBX NA BBB-.6 Index	BBB-/P	62,645	1,418,000	5/11/63	300 bp	(97,330)
	CMBX NA BBB-.6 Index	BBB-/P	123,520	1,509,000	5/11/63	300 bp	(46,720)
	CMBX NA BBB-.6 Index	BBB-/P	251,940	1,702,000	5/11/63	300 bp	59,926
	CMBX NA BBB-.6 Index	BBB-/P	251,940	1,702,000	5/11/63	300 bp	59,926
	CMBX NA BBB-.6 Index	BBB-/P	197,015	1,785,000	5/11/63	300 bp	(4,363)
	CMBX NA BBB-.6 Index	BBB-/P	227,587	1,838,000	5/11/63	300 bp	20,230
	CMBX NA BBB-.6 Index	BBB-/P	260,606	2,345,000	5/11/63	300 bp	(3,949)
	CMBX NA BBB-.6 Index	BBB-/P	309,169	2,891,000	5/11/63	300 bp	(16,984)
	CMBX NA BBB-.6 Index	BBB-/P	189,953	3,434,000	5/11/63	300 bp	(197,459)
	CMBX NA BBB-.7 Index	BBB-/P	93,740	709,000	1/17/47	300 bp	31,336
	CMBX NA BBB-.7 Index	BBB-/P	19,528	747,000	1/17/47	300 bp	(46,220)
	CMBX NA BBB-.7 Index	BBB-/P	482,571	3,992,000	1/17/47	300 bp	131,212

	Total		$9,076,360	$3,950,891

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$5,459,560	$73,976,000	6/20/22	500 bp	$(616,188)

	Total		$5,459,560	$(616,188)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,594,530,408.
(b)	The aggregate identified cost on a tax basis is $3,161,002,852, resulting in gross unrealized appreciation and depreciation of $35,091,401 and $74,221,559, respectively, or net unrealized depreciation of $39,130,158.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 10/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/17
Putnam Short Term Investment Fund*	$185,198,930	$506,982,145	$608,965,248	$664,264	$83,215,827
Totals	$185,198,930	$506,982,145	$608,965,248	$664,264	$83,215,827

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $717,167,100 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $5,122,480 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,714,848 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,500,333	$—
Corporate bonds and notes	—	476,806,984	3,895,500
Mortgage-backed securities	—	767,460,209	—
Municipal bonds and notes	—	3,111,890	—
Purchased options outstanding	—	999,784	—
Purchased swap options outstanding	—	15,097,960	—
U.S. government and agency mortgage obligations	—	1,700,799,044	—
U.S. treasury obligations	—	434,899	—
Short-term investments	85,972,827	58,793,264	—

Totals by level	$85,972,827	$3,032,004,367	$3,895,500

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$1,340,363	$—	$—
Written options outstanding	—	(819,860)	—
Written swap options outstanding	—	(13,115,912)	—
Forward premium swap option contracts	—	1,415,876	—
TBA sale commitments	—	(803,450,464)	—
Interest rate swap contracts	—	(1,101,872)	—
Total return swap contracts	—	(304,904)	—
Credit default contracts	—	(11,201,217)	—

Totals by level	$1,340,363	$(828,578,353)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$7,806,613	$19,007,830
Interest rate contracts	27,998,194	24,486,759

Total	$35,804,807	$43,494,589

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$303,200,000
Purchased swap option contracts (contract amount)		$4,585,100,000
Written TBA commitment option contracts (contract amount)		$559,600,000
Written swap option contracts (contract amount)		$4,851,100,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$2,673,100,000
OTC total return swap contracts (notional)		$339,800,000
OTC credit default contracts (notional)		$193,100,000
Centrally cleared credit default contracts (notional)		$44,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$119,385	$—	$—	$—	$—	$—	$—	$119,385
	OTC Total return swap contracts*#	—	175,280	—	11,019	59,902	52,157	29,456	62,380	—	390,194
	OTC Credit default contracts*#	—	—	—	—	3,535,889	2,184,131	—	2,086,593	—	7,806,613
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	1,817,747	84,487	—	372,900	—	56,611	1,517,308	—	—	3,849,053
	Purchased swap options#	278	63,449	—	8,859,090	1,706,929	3,915,243	552,971	—	—	15,097,960
	Purchased options#	—	—	—	—	—	—	999,784	—	—	999,784

	Total Assets	$1,818,025	$323,216	$119,385	$9,243,009	$5,302,720	$6,208,142	$3,099,519	$2,148,973	$—	$28,262,989

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	108,576	—	—	—	—	—	—	108,576
	OTC Total return swap contracts*#	6,997	409,437	—	—	127,656	115,547	2,015	33,446	—	695,098
	OTC Credit default contracts*#	272,564	—	—	—	5,356,972	2,559,508	—	4,743,038	—	12,932,082
	Centrally cleared credit default contracts§	—	—	44,774	—	—	—	—	—	—	44,774
	Futures contracts§	—	—	—	—	—	—	—	—	100,688	100,688
	Forward premium swap option contracts#	996,811	457,053	—	151,943	—	26,582	800,788	—	—	2,433,177
	Written swap options#	557	63,449	—	6,371,598	1,292,463	3,920,380	1,467,465	—	—	13,115,912
	Written options#	—	—	—	—	—	—	819,860	—	—	819,860

	Total Liabilities	$1,276,929	$929,939	$153,350	$6,523,541	$6,777,091	$6,622,017	$3,090,128	$4,776,484	$100,688	$30,250,167

	Total Financial and Derivative Net Assets	$541,096	$(606,723)	$(33,965)	$2,719,468	$(1,474,371)	$(413,875)	$9,391	$(2,627,511)	$(100,688)	$(1,987,178)
	Total collateral received (pledged)##†	$450,685	$(465,953)	$—	$2,719,468	$(1,474,371)	$(413,875)	$(25,992)	$(2,577,475)	$—
	Net amount	$90,411	$(140,770)	$(33,965)	$—	$—	$—	$35,383	$(50,036)	$(100,688)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017